Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Balance at beginning of year	$ 6,366,000	$ 11,466,000
Gain on reduction of contingent obligations	(600,000)	(5,100,000)
Balance at end of year	$ 5,766,000	$ 6,366,000